Management of Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Summary of Capital

	December 31, 2017	December 31, 2016
Equity	$196,585	$143,086
Equipment financing	-	378
	196,585	143,464
Less: Cash and cash equivalents	(31,474)	(33,877)
Less: Short-term investments	(20,082)	-
	$145,029	$109,587